Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 33,316	$ 31,113	$ 68,366
Total current assets	33,316	31,113	68,366
Other assets:
Deposits	500	500
Intangible assets, net	4,500	6,000	8,000
Total assets	38,316	37,613	76,366
Current liabilities:
Accrued expenses and other current liabilities	1,848	3,729	4,275
Accrued interest, notes payable	63,159	53,212	57,958
Derivative liabilities	719,263	1,233,679	5,925,214
Convertible note payable, in default	29,500	29,500	69,895
Total current liabilities	1,052,046	1,517,823	6,335,768
Long-term liabilities – convertible notes payable, net of discount of $451,260 and $600,767, at September 30, 2023 and December 31, 2022, respectively	548,740	399,233	199,343
Total liabilities	1,600,786	1,917,056	6,535,111
Stockholders’ deficit:
Common stock, $0.001 par value; 2,000,000,000 shares authorized, 733,766,705 and 604,150,321 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	733,767	604,150	276,383
Additional paid-in capital	44,375,226	42,196,857	39,412,236
Accumulated deficit	(52,595,563)	(50,164,550)	(51,133,564)
Total stockholders’ deficit	(7,486,570)	(7,363,543)	(11,444,945)
Total liabilities, mezzanine and stockholders’ deficit	38,316	37,613	76,366
Series B Preferred Stock [Member]
Mezzanine:
Temporary equity, value	1,424,100	1,424,100	1,446,200
Series E Preferred Stock [Member]
Mezzanine:
Temporary equity, value	4,500,000	4,060,000	3,540,000
Nonrelated Party [Member]
Current liabilities:
Accounts payable	140,531	113,187	127,067
Convertible notes payable	39,145	15,916	62,759
Related Party [Member]
Current liabilities:
Accounts payable		10,000	30,000
Convertible notes payable	$ 58,600	$ 58,600	$ 58,600